Debt (Details Textual) - USD ($) $ in Millions				1 Months Ended						12 Months Ended
	Mar. 10, 2016	Jan. 13, 2016	Sep. 12, 2014	Oct. 25, 2018	Oct. 24, 2017	May 30, 2017	Aug. 04, 2016	Jan. 22, 2016	Sep. 30, 2014	Dec. 31, 2018	Jul. 29, 2016	May 22, 2014
Required Minimum Solvency Covenant										30.00%
Required Minimum Cash Balance										$ 23.5
Minimum Net Worth Required										$ 150.0
Debt Instrument, Description of Variable Rate Basis				LIBOR plus 4.50%
Minimum [Member]
Cash and Cash Equivalent Percentage										5.00%
Fair market Value Percentage										130.00%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 13.5									$ 39.0
Debt Instrument Maturity Period										2021
NIBC Bank Facility [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Long-term Line of Credit	$ 2.3
Proceeds from Lines of Credit	25.0
NIBC Bank Facility [Member] | Additional Financing [Member]
Short-term Debt, Refinanced, Amount	$ 25.0
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate									2.90%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.90%
ABN/DVB/NIBC Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 213.0
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount							$ 36.6
Short-term Debt, Refinanced, Amount						$ 20.1
ABN/DVB/NIBC Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis								LIBOR plus 2.55%
Debt Instrument Maturity Period		2022
ABN/DVB/NIBC Joint Bank Facility [Member] | LIBOR [Member] | Tranche II [Member]
Debt Instrument, Description of Variable Rate Basis							LIBOR plus 2.75%
Nordea/SEB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 151.0
Debt Instrument, Description of Variable Rate Basis								LIBOR plus 2.50%
Debt Instrument Maturity Period								2022
Third ABN AMRO Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity											$ 71.3
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 3.5%
Debt Instrument Maturity Period					2020
ABN Revolving Facility [Member]
Short-term Debt					$ 15.0
CACIB Bank Facility [Member] | LIBOR [Member]
Debt Instrument Maturity Period	2022